Other equity - Summary of Debenture Redemption Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	₨ 131,112		₨ 121,697	₨ 118,400
Ending balance	144,396	$ 1,538	131,112	121,697
Debentures Redemption Reserve
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	1,836		1,195	1,200
Debenture redemption reserve transferred to retained earnings /(losses) during the year	759		759	(5)
Allocation to non controlling interest	(56)		(118)	0
Ending balance	₨ 2,539	$ 27	₨ 1,836	₨ 1,195